Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities
Net loss	$ (6,062,000)	$ (12,099,000)		$ (24,663,000)	$ (22,439,000)	$ (25,377,000)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation & amortization	2,629,000	2,470,000		4,997,000	3,956,000	2,535,000
Amortization of intangibles	536,000	519,000		1,046,000	1,053,000	0
Loss (gain) on asset dispositions				458,000	(4,000)	7,000
Stock-based compensation	1,004,000	790,000		1,730,000	1,747,000	1,405,000
Amortization of deferred debt charges	335,000	321,000		657,000	242,000	0
Gain on extinguishment of debt	(8,395,000)	0
Changes in assets and liabilities
Accounts receivable	(967,000)	514,000		283,000	(239,000)	632,000
Other current assets	(435,000)	44,000		343,000	(283,000)	270,000
Other assets	11,000	17,000		149,000	71,000	50,000
Accounts payable	119,000	292,000		2,179,000	953,000	186,000
Other current liabilities	65,000	1,007,000		2,066,000	(1,401,000)	793,000
Other liabilities	(102,000)	321,000		1,554,000	0	0
Deferred revenue	425,000	(1,438,000)		2,547,000	26,000	4,831,000
Net Cash Used In Operating Activities	(10,837,000)	(7,242,000)		(6,654,000)	(16,318,000)	(14,668,000)
Cash Flows From Investing Activities
Capital expenditures	(2,115,000)	(1,319,000)		(2,874,000)	(6,356,000)	(5,842,000)
Acquisitions				0	0	(10,000,000)
Net Cash Used In Investing Activities	(2,115,000)	(1,319,000)		(2,874,000)	(6,356,000)	(15,842,000)
Cash Flows From Financing Activities
Proceeds from revolving debt facility				0	0	10,000,000
Repayment of revolving debt facility				0	(10,000,000)	0
Deferred issuance costs	(1,606,000)	0
Proceeds from promissory note	0	8,293,000		8,293,000	0	0
Proceeds from loan and security agreement	0	4,000,000		4,000,000	35,000,000	0
Debt issuance costs				0	(613,000)	0
Capital contributions				0	0	1,083,000
Settlement redemption				0	0	(50,000)
Net Cash (Used In) Provided By Financing Activities	(1,606,000)	12,293,000		12,293,000	24,387,000	11,033,000
Effect of Exchange Rate Change on Cash	11,000	(69,000)		21,000	28,000	(13,000)
Net (decrease) increase in Cash, cash equivalents and restricted cash	(14,547,000)	3,663,000		2,786,000	1,741,000	(19,490,000)
Cash, cash equivalents and restricted cash at beginning of period	30,682,000	27,896,000		27,896,000	26,155,000	45,645,000
Cash, cash equivalents and restricted cash at end of period	16,135,000	31,559,000	$ 27,896,000	30,682,000	27,896,000	26,155,000
Supplemental Cash Flow Information
Purchase of fixed assets included in accounts payable	79,000	0
Cash paid for interest	2,136,000	2,006,000		4,148,000	1,442,000	$ 0
TPG Pace Tech Opportunities Corp [Member]
Cash Flows From Operating Activities
Net income attributable to ordinary shares	19,145,017	(868)	(8,494)	(33,316,784)
Changes in assets and liabilities
Prepaid expenses	36,398	0	0	(277,890)
Accrued professional fees and other expenses	4,183,312	868	8,587	1,193,073
Change in fair value of derivatives	(24,763,334)	0	0	31,926,667
Interest on investments held in Trust Account	(13,602)	0	(93)	(5,937)
Net Cash Used In Operating Activities	(1,412,209)	0	93	(480,871)
Cash Flows From Investing Activities
Proceeds deposited into Trust Account			0	(450,000,000)
Net Cash Used In Investing Activities			0	(450,000,000)
Cash Flows From Financing Activities
Proceeds from sale of Class F ordinary shares to Sponsor			25,000	0
Proceeds from sale of Units in initial public offering			0	450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor			0	11,000,000
Proceeds of notes payable from Sponsor	2,000,000	0	0	300,000
Payment Of Underwriters Discounts			0	(9,000,000)
Payment of underwriters discounts			0	(1,010,127)
Repayment of notes payable from Sponsor			0	(300,000)
Net Cash (Used In) Provided By Financing Activities	2,000,000	0	25,000	450,989,873
Net (decrease) increase in Cash, cash equivalents and restricted cash	587,791	0	25,093	509,002
Cash, cash equivalents and restricted cash at beginning of period	534,095	25,093	0	25,093
Cash, cash equivalents and restricted cash at end of period	$ 1,121,886	$ 25,093	25,093	534,095	$ 25,093
Supplemental Cash Flow Information
Deferred underwriting compensation			0	15,750,000
Accrued offering costs			$ 0	$ 84,999